Note 7 - Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Net operating loss carry forward	$ 1,895	$ 533
Research and development and other credit carry forward	$ 5,995	5,438
Foreign tax credit carry forward		1
Accruals deductible in different periods	$ 3,046	3,021
Intangible assets	3,078	5,555
Stock-based compensation	2,474	2,861
Valuation allowance	(6,205)	(5,433)
Subtotal	10,283	11,976
Deferred tax liabilities
Fixed assets	10	(632)
Net Deferred tax assets	$ 10,293	$ 11,344